Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value

The following table sets forth the financial assets, measured at fair value, by level within the fair value hierarchy as of

December 31, 2019:

	Level 1	Level 2		Level 3	Total
Cash equivalents:	$-	$-	$		$-
Warrant liability				-	-
Contingent
consideration	-	-		-	-
Total	-	-		$-	$-

The following table sets forth the financial assets, measured at fair value, by level within the fair value hierarchy as of December 31, 2018:

	Level 1	Level 2	Level 3		Total
Cash equivalents:	$-	$-	$		$-
Warrant liability				4,189,388	4,189,388
Contingent consideration	-	-		605,223	605,223
Total	-	-		$4,794,611	$4,794,611

Schedule of Fair Value Change in Levels

The following table presents the change in level 3 instruments:

Closing balance December 31, 2018	4,794,611
Additions during the period	$-
Paid/settlements	(4,794,611)
Total gains recognized in Statement of Operations	-
Closing balance December 31, 2019	$-